Unaudited Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Current assets:
Cash and cash equivalent	$ 1,626,610	$ 916,916	$ 4,165,428
Prepaid expenses and other receivable	396,901	723,861	288,761
Total current assets	2,023,511	1,640,777	4,454,189
Other Assets
Total Assets	3,523,511	3,140,777	4,454,189
Current liabilities:
Other payables and accrued liabilities	75,615	201,760	131,823
Derivative liabilities	385,355
Franchise tax payable		4,134	4,134
Income tax payables		50	40,744
Total current liabilities	13,359,934	2,997,046	180,701
Total Liabilities	13,359,934	2,997,046	180,701
Stockholders’ (Deficit) Equity:
Common stock, value	3,828	3,668	3,661
Additional paid-in capital	27,135,769	24,636,283	24,124,543
Accumulated deficit	(36,377,641)	(23,927,303)	(19,500,276)
Treasury stock, value	(598,379)	(568,917)	(354,440)
Total Stockholders’ (Deficit) Equity	(9,836,423)	143,731	4,273,488
Total Liabilities and Stockholders’ (Deficit) Equity	3,523,511	3,140,777	4,454,189
Series A Preferred Stock
Preferred Stock
Preferred stock, value
Series AA Preferred Stock
Preferred Stock
Preferred stock, value
Related Party
Other Assets
Prepaid expenses, related party, non-current	1,500,000	1,500,000
Current liabilities:
Accounts payable – related party	5,631	4,435
Accrued liability – related party	$ 12,893,333	$ 2,786,667	$ 4,000